FINANCIAL INSTRUMENTS - Fair value hierarchy and other disclosures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value and other disclosures
Financial assets	$ 814,979	$ 1,169,887
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial liabilities	4,353,780	6,880,093
Borrowings
Fair value and other disclosures
Financial liabilities	3,510,186	5,652,100
Financial liabilities at fair value	3,311,196	5,414,626
Notes
Fair value and other disclosures
Financial liabilities	2,940,467	3,468,020
Financial liabilities at fair value	2,740,233	3,214,025
Other Borrowings
Fair value and other disclosures
Financial liabilities	569,719	2,184,080
Financial liabilities at fair value	$ 570,963	$ 2,200,601